UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5979

John Hancock California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
California Tax-Free Income Fund

Quarterly portfolio holdings 8/31/2014

John Hancock INVESTMENTS

California Tax-Free Income Fund
As of 8-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Municipal Bonds 99.9%				$254,054,237

(Cost $231,122,248)

California 98.7%				251,119,027

ABAG Finance Authority for Nonprofit Corps.
Institute on Aging (D)	5.650	08/15/38	$1,000,000	1,086,030
ABAG Finance Authority for Nonprofit Corps.
Sharp Healthcare	6.250	08/01/39	1,000,000	1,167,590
ABAG Finance Authority for Nonprofit Corps.
Sharp HealthCare, Series A	5.000	08/01/43	2,000,000	2,212,000
Anaheim Certificates of Participation
Convention Center (D) (P) (S)	11.883	07/16/23	1,800,000	1,817,676
Anaheim Public Financing Authority
Public Improvement Project, Series C (D) (Z)	1.215	09/01/18	3,000,000	2,851,945
Belmont Community Facilities
Library Project, Series A (D)	5.750	08/01/24	1,000,000	1,240,280
California County Tobacco Securitization Agency
Fresno County Funding Corp.	6.000	06/01/35	1,765,000	1,764,894
California County Tobacco Securitization Agency
Kern County Corp., Series A	6.125	06/01/43	5,000,000	5,000,000
California County Tobacco Securitization Agency
Public Improvements	5.250	06/01/21	3,425,000	3,416,814
California County Tobacco Securitization Agency
Stanislaus Funding, Series A	5.500	06/01/33	515,000	501,734
California Educational Facilities Authority
Prerefunded College and University Funding Program	5.000	02/01/26	1,130,000	1,254,673
California Educational Facilities Authority
Woodbury University	5.000	01/01/25	1,800,000	1,803,330
California Health Facilities Financing Authority
Catholic Healthcare West, Series G	5.250	07/01/23	1,000,000	1,003,860
California Health Facilities Financing Authority
Kaiser Permanente, Series A	5.250	04/01/39	2,500,000	2,592,100
California Health Facilities Financing Authority
Lucile Salter Packard ChildrenLucile Salter Packard
Children	5.000	08/15/43	1,000,000	1,126,120
California Health Facilities Financing Authority
Providence Health and Services, Series C	6.500	10/01/33	1,000,000	1,232,000
California Health Facilities Financing Authority
Scripps Health, Series A	5.000	11/15/36	1,000,000	1,113,200
California Infrastructure & Economic Development Bank
California Independent System Operator, Series A	6.250	02/01/39	2,000,000	2,051,720
California Pollution Control Financing Authority
Waste Management Inc., Series C, AMT (P)	5.125	11/01/23	2,000,000	2,096,680
California State Public Works Board
Department of Corrections, Series A (D)	5.000	12/01/19	5,000,000	5,532,850
California State Public Works Board
Series A	5.000	09/01/39	2,500,000	2,823,275
California State Public Works Board
Trustees California State University, Series D	6.250	04/01/34	2,000,000	2,370,920
California State Public Works Board
Various Capital Projects, Series A	5.000	04/01/37	1,000,000	1,106,910
California State University	5.000	11/01/44	2,000,000	2,291,680
California State University
College and University Revenue, Series A	5.250	11/01/34	1,000,000	1,146,200
California Statewide Communities Development Authority	5.000	08/01/44	2,250,000	2,499,300
California Statewide Communities Development Authority
American Baptist Homes West	6.250	10/01/39	2,000,000	2,167,920

1

California Tax-Free Income Fund
As of 8-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

California (continued)

California Statewide Communities Development Authority
Insured-Redwoods Project (D)	5.375	11/15/44	$1,500,000	$1,692,645
California Statewide Communities Development Authority
Senior Living of Southern California	7.250	11/15/41	1,700,000	1,968,685
California Statewide Communities Development Authority
University of California - Irvine	5.750	05/15/32	1,230,000	1,329,470
California Statewide Financing Authority
Tobacco Settlement, Series A	6.000	05/01/37	2,500,000	2,493,600
California Statewide Financing Authority
Tobacco Settlement, Series B	6.000	05/01/37	4,000,000	3,989,760
Center Unified School District, Series C (D)(Z)	1.090	09/01/16	2,145,000	2,097,445
City of Irvine CA	5.000	09/01/49	2,000,000	2,148,220
City of La Verne CA	5.000	05/15/36	750,000	779,790
City of San Mateo
Community Facilities District	5.500	09/01/44	2,000,000	2,195,160
Cloverdale Community Development Agency	5.500	09/01/38	3,000,000	2,601,630
Contra Costa County Public Financing Authority, Series A (D)	5.000	06/01/28	1,230,000	1,234,416
Corona Community Facilities District
No. 97-2	5.875	09/01/23	910,000	910,282
East Side Union High School District-Santa Clara County (D)	5.250	09/01/24	2,500,000	3,132,900
Folsom Public Financing Authority, Series B	5.125	09/01/26	965,000	1,001,902
Foothill-Eastern Transportation Corridor Agency, Series A	5.750	01/15/46	5,000,000	5,682,550
Fresno Sewer System Revenue, Series A-1 (D)	5.250	09/01/19	1,000,000	1,106,020
Golden State Tobacco Securitization Corp., Series A (D)	5.000	06/01/35	10,000,000	10,265,600
Inglewood Unified School District (D)	5.250	10/15/26	5,000,000	5,981,550
Inland Valley Development Agency
Series A	5.000	09/01/44	7,500,000	8,156,250
Kern County, Capital Improvements Project, Series A (D)	5.750	08/01/35	1,000,000	1,152,890
Laguna Salada Union School District, Series C (D)(Z)	2.667	08/01/26	1,000,000	677,510
Lancaster School District
School Improvements (D) (Z)	1.190	04/01/19	1,730,000	1,634,245
Lancaster School District
School Improvements (D) (Z)	1.865	04/01/22	1,380,000	1,181,929
Long Beach Harbor Revenue, Series A, AMT (D)	6.000	05/15/18	2,660,000	3,148,243
Long Beach Special Tax Community Facilities
District 6-Pike Project	6.250	10/01/26	2,480,000	2,483,373
Los Angeles Community College District
2008 Election, Series A	6.000	08/01/33	4,000,000	4,804,640
Los Angeles Community Facilities District No: 3
Cascades Business Park	6.400	09/01/22	605,000	614,468
Los Angeles County Regional Financing Authority (D)	5.000	11/15/44	1,355,000	1,478,684
M-S-R Energy Authority
Natural Gas Revenue, Series A	6.500	11/01/39	1,000,000	1,347,560
M-S-R Energy Authority
Natural Gas Revenue, Series B	6.500	11/01/39	3,500,000	4,716,460
Modesto Community Facilities District No: 4-1	5.100	09/01/26	3,000,000	3,060,810
Morgan Hill Redevelopment Agency Successor Agency
Series A	5.000	09/01/33	1,750,000	1,977,238
Oakland Unified School District/Alameda County	6.625	08/01/38	1,000,000	1,203,550
Orange County Improvement Bond Act 1915, Series B	5.750	09/02/33	1,365,000	1,377,422
Paramount Unified School District, Series B (D)(Z)	2.861	09/01/25	4,735,000	3,222,736
Pasadena California Certificates Participation Refunding Old
Pasadena Parking Facility Project	6.250	01/01/18	430,000	469,109
Ripon Redevelopment Agency
Ripon Community Redevelopment Project (D)	4.750	11/01/36	1,530,000	1,537,956
Riverside County Transportation Commission, Series A	5.750	06/01/48	1,000,000	1,134,770

2

California Tax-Free Income Fund
As of 8-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

California (continued)

San Bernardino County
Capital Facilities Project, Escrowed to Maturity, Series B	6.875	08/01/24	$350,000	$473,120
San Bernardino County
Medical Center Financing Project, Series B (D)	5.500	08/01/17	3,740,000	4,008,121
San Bruno Park School District
School Improvements, Series B (D) (Z)	2.296	08/01/21	1,015,000	851,423
San Diego County Regional Airport Authority, Series A	5.000	07/01/44	4,925,000	5,474,532
San Diego County Regional Transportation Commission	5.000	04/01/44	3,000,000	3,461,550
San Diego Public Facilities Financing Authority
Lease Revenue	5.250	03/01/40	1,000,000	1,082,230
San Diego Redevelopment Agency
City Heights, Series A	5.750	09/01/23	1,000,000	1,001,460
San Diego Redevelopment Agency
City Heights, Series A	5.800	09/01/28	1,395,000	1,396,423
San Diego Redevelopment Agency
Public Improvements, Series B (Z)	3.847	09/01/17	1,600,000	1,412,432
San Diego Redevelopment Agency
Public Improvements, Series B (Z)	4.236	09/01/18	1,700,000	1,407,532
San Diego Unified School District, Election of 1998, Series A
(D)(Z)	2.154	07/01/21	2,500,000	2,126,600
San Francisco City & County Redevelopment Agency
Department of General Services Lease, No. 6, Mission Bay
South, Series A	5.150	08/01/35	1,250,000	1,264,013
San Francisco City & County Redevelopment Agency
Mission Bay South Redevelopment, Series D	7.000	08/01/41	1,000,000	1,150,070
San Francisco City & County Redevelopment Financing
Authority
Mission Bay South Redevelopment, Series D	6.625	08/01/39	1,000,000	1,163,220
San Francisco City & County Redevelopment Financing
Authority
San Francisco Redevelopment Projects, Series B	6.625	08/01/39	700,000	792,687
San Joaquin County
County Administration Building (D)	5.000	11/15/29	2,965,000	3,110,789
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity (Z)	1.681	01/01/22	6,500,000	5,686,590
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Series A	5.750	01/15/21	5,000,000	5,005,800
San Mateo County Joint Power Authority (D)	5.000	07/01/21	1,815,000	2,133,514
Santa Ana Financing Authority (D)	6.250	07/01/19	895,000	1,103,517
Santa Ana Financing Authority (D)	6.250	07/01/19	895,000	1,079,674
Santa Ana Financing Authority (D)	6.250	07/01/24	5,000,000	6,334,750
Santa Ana Financing Authority (D)	6.250	07/01/24	5,000,000	5,983,850
Santa Fe Springs Community Development Commission
Construction Redevelopment Project, Series A (D) (Z)	2.323	09/01/20	1,275,000	1,094,562
Santa Margarita Water District
Community Facilities District	5.625	09/01/43	775,000	841,363
South Orange County Public Financing Authority
Series A	5.000	08/15/33	1,000,000	1,096,560
South Orange County Public Financing Authority
Series A	5.000	08/15/34	450,000	491,414
Southern California Public Power Authority
Natural Gas Revenue, Series A	5.250	11/01/26	2,000,000	2,346,560
Southern California Public Power Authority
Series A	5.000	07/01/38	1,000,000	1,149,950
State of California	5.000	09/01/41	1,500,000	1,668,240
State of California	5.000	10/01/41	2,000,000	2,226,660

3

California Tax-Free Income Fund
As of 8-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

California (continued)

State of California	5.000	04/01/43	$5,000,000	$5,599,300
State of California	5.000	11/01/43	2,000,000	2,253,600
State of California	5.250	03/01/30	2,000,000	2,307,940
State of California	6.500	04/01/33	5,000,000	6,109,500
Stockton Public Financing Authority
Delta Water Supply Project, Series A	6.250	10/01/40	1,150,000	1,333,897
Successor Agency To The San Francisco City & County
Redevelopment Agency
Mission Bay Project, Series A	5.000	08/01/43	1,000,000	1,096,660
Torrance Hospital Revenue
Torrance Memorial Medical Center, Series A	5.500	06/01/31	2,000,000	2,004,140
Tuolumne Wind Project Authority
Tuolumne County Project, Series A	5.625	01/01/29	1,000,000	1,173,090
University of California	5.000	05/15/44	4,000,000	4,571,600
Vallejo Sanitation & Flood Control District (D)	5.000	07/01/19	1,303,000	1,406,185
West Covina Redevelopment Agency
Fashion Plaza	6.000	09/01/22	3,000,000	3,580,740

Puerto Rico 1.2%				2,935,210

Puerto Rico Highway & Transportation Authority
Fuel Sales Tax Revenue, Series A (D)	5.000	07/01/38	80,000	71,310
Puerto Rico Industrial Tourist Education Medical &
Environment Authority
Hospital de la Concepcion	6.500	11/15/20	500,000	502,600
Puerto Rico Sales Tax Financing Corp.,
Sales Tax Revenue, Series A (0.000% to 6.750% on 8-1-
16)	0.000	08/01/32	3,000,000	2,361,300

			Par value	Value

Short-Term Investments 0.3%				$771,000

(Cost $771,000)

Repurchase Agreement 0.3%
Repurchase Agreement with State Street Corp. dated 8-29-14 at
0.000% to be repurchased at $771,000 on 9-2-14, collateralized by
$800,000 U.S. Treasury Notes, 0.625% due 11-30-17 (valued at
$788,792, including interest)			$771,000	771,000

Total investments (Cost $231,893,248)† 100.2%				$254,825,237

Other assets and liabilities, net (0.2%)				($399,953)

Total net assets 100.0%				$254,425,284

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

4

California Tax-Free Income Fund
As of 8-31-14 (Unaudited)

(D) Bond is insured by one or more of these companies:

Insurance Coverage	As a % of total investments

National Public Finance Guarantee Corp.	15.6%
Assured Guaranty Municipal Corp.	7.1%
Financial Guaranty Insurance Company	4.0%
Ambac Financial Group, Inc.	3.1%
California Mortgage Insurance	1.7%
Assured Guaranty Corp.	0.5%

Total	32.0%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the annualized yield at period end.

† At 8-31-14, the aggregate cost of investment securities for federal income tax purposes was $230,057,948. Net unrealized appreciation aggregated $24,767,289, of which $25,042,966 related to appreciated investment securities and $275,677 related to depreciated investment securities.

The fund had the following sector composition as a percentage of total net assets on 8-31-14:

General Obligation	15.0%
Revenue Bonds
Other Revenue	22.8%
Facilities	16.2%
Tobacco	10.8%
Health Care	9.7%
Transportation	8.1%
Education	7.6%
Development	3.2%
Airport	2.2%
Utilities	1.7%
Water & Sewer	1.3%
Pollution	0.8%
Housing	0.5%
Short-Term Investments & Other	0.1%

5

California Tax-Free Income Fund
As of 8-31-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2014, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**800-225-5291**
	EASI-Line	**800-338-8080**
	TDD line	**800-231-5469**

This report is for the information of the shareholders of John Hancock California Tax-Free Income Fund.

53Q1 8/14
10/14

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President

Date:	October 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President

Date:	October 10, 2014

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo

Chief Financial Officer

Date:	October 10, 2014